Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in interbank loans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross carrying Value [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in interbank loans [Line Items]
Gross carrying amount, Beginning balance	$ 428	$ 18,930
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	32,561	(18,502)
Write-off
Other adjustments	2
Gross carrying amount, Ending balance	32,991	428
ECL Allowance [Member]
Transfers:
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in credit risk	1	(1)
Write-off
Other adjustments
Expected credit losses allowances, Ending balance	1
Expected credit losses allowances, beginning balance		1
Stage 1 [Member] | Gross carrying Value [Member] | Corporate [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in interbank loans [Line Items]
Gross carrying amount, Beginning balance	428	18,930
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	32,561	(18,502)
Write-off
Other adjustments	2
Gross carrying amount, Ending balance	32,991	428
Stage 1 [Member] | Gross carrying Value [Member] | Other Commercial [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in interbank loans [Line Items]
Gross carrying amount, Beginning balance
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets
Write-off
Other adjustments
Gross carrying amount, Ending balance
Stage 1 [Member] | ECL Allowance [Member] | Corporate [Member]
Transfers:
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in credit risk	1	(1)
Write-off
Other adjustments
Expected credit losses allowances, Ending balance	1
Expected credit losses allowances, beginning balance		1
Stage 1 [Member] | ECL Allowance [Member] | Other Commercial [Member]
Transfers:
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in credit risk
Write-off
Other adjustments
Expected credit losses allowances, Ending balance
Expected credit losses allowances, beginning balance
Stage 2 [Member] | Gross carrying Value [Member] | Corporate [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in interbank loans [Line Items]
Gross carrying amount, Beginning balance
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets
Write-off
Other adjustments
Gross carrying amount, Ending balance
Stage 2 [Member] | Gross carrying Value [Member] | Other Commercial [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in interbank loans [Line Items]
Gross carrying amount, Beginning balance
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets
Write-off
Other adjustments
Gross carrying amount, Ending balance
Stage 2 [Member] | ECL Allowance [Member] | Corporate [Member]
Transfers:
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in credit risk
Write-off
Other adjustments
Expected credit losses allowances, Ending balance
Expected credit losses allowances, beginning balance
Stage 2 [Member] | ECL Allowance [Member] | Other Commercial [Member]
Transfers:
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in credit risk
Write-off
Other adjustments
Expected credit losses allowances, Ending balance
Expected credit losses allowances, beginning balance
Stage 3 [Member] | Gross carrying Value [Member] | Corporate [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in interbank loans [Line Items]
Gross carrying amount, Beginning balance
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets
Write-off
Other adjustments
Gross carrying amount, Ending balance
Stage 3 [Member] | Gross carrying Value [Member] | Other Commercial [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in interbank loans [Line Items]
Gross carrying amount, Beginning balance
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets
Write-off
Other adjustments
Gross carrying amount, Ending balance
Stage 3 [Member] | ECL Allowance [Member] | Corporate [Member]
Transfers:
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in credit risk
Write-off
Other adjustments
Expected credit losses allowances, Ending balance
Expected credit losses allowances, beginning balance
Stage 3 [Member] | ECL Allowance [Member] | Other Commercial [Member]
Transfers:
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in credit risk
Write-off
Other adjustments
Expected credit losses allowances, Ending balance
Expected credit losses allowances, beginning balance